Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Raw and packaging materials	$ 41,216	$ 33,293
Finished goods	49,525	48,549
Work in progress	19,250	21,079
Purchased products for commercial purposes and other	7,648	6,705
Inventories	$ 117,639	$ 109,626